ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2021
Additional Information To Statements Of Comprehensive Loss
ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS

NOTE 17: ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS

a.	Additional information on revenues:

Revenues reported in the financial statements for each group of similar products and services:

	Year ended December 31,
	2021	2020	2019
Revenues from lease	$13,449	$13,628	$13,218
Revenues from sale	16,208	8,429	9,883

Revenue	$29,657	$22,057	$23,101

Geographic information:

Revenues reported in the financial statements derived from the Company’s country of domicile (Israel) and foreign countries based on the location of the customers, are as follows:

	Year ended December 31,
	2021	%	2020	%	2019	%
U.S.	$26,094	88	$19,330	88	$20,636	89
Europe	2,031	7	1,847	8	1,353	6
Israel	149	1	150	1	267	1
Other	1,383	4	730	3	845	4

	$29,657	100	$22,057	100	$23,101	100

b. Cost of revenues:

	Year ended December 31,
	2021	2020	2019
Cost of revenues - lease	$3,090	$3,201	$2,656
Cost of revenues - sales	3,509	1,857	2,473

Cost of revenues	$6,599	$5,058	$5,129

c.	Research and development expenses, net:

	Year ended December 31,
	2021	2020	2019
Salaries and related benefits	$3,580	$3,289	$3,338
Subcontractors	961	1,530	2,620
Laboratory materials	665	275	687
Patents	204	288	334
Share-based payment	411	182	399
Travel	28	2	112
Depreciation	107	87	39
Other	538	383	604
Less—Government grants	(101)	(213)	(257)

Research and development expenses, net	$6,393	$5,823	$7,876

d.	Selling and marketing expenses:

	Year ended December 31,
	2021	2020	2019
Salaries and related benefits	$8,887	$6,458	$6,419
Agent commissions	392	335	221
Marketing	4,782	3,627	5,239
Travel	1,121	611	1,176
Share-based payment	698	252	214

Selling and marketing expenses	$15,880	$11,283	$13,269

e.	General and administrative expenses:

	Year ended December 31,
	2021	2020	2019
Salaries and related benefits	$2,283	$1,339	$1,774
Professional fees and office expenses	2,031	1,609	1,770
Depreciation	407	351	81
Travel	10	17	222
Allowance for doubtful accounts	323	1,058	835
Share-based payment	730	348	621

	$5,784	$4,722	$5,303

f.	Finance income and expense:

	Year ended December 31,
	2021	2020	2019
Finance income:
Interest-income revaluation of bank deposits	$225	$61	$175
Revaluation of warrants	30	40	62
Exchange rate differences	—	448	—

Finance income	$255	$549	$237

Finance expense:
Liability in respect of research and development grants	$1,171	$762	$969
Interest expense and amortization of deferred costs- loan from bank	—	—	283
Bank commissions	81	40	108
Exchange rate differences	363	—	192
Interest expense of lease liability	60	66	115

Finance expense	$1,675	$868	$1,667